Financial assets - Disclosure of reconciliation of changes in loss allowance (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment losses charged to income for the period	€ 7,112	€ 6,843
Impairment losses charged to income	13,186	11,225
Impairment losses reversed with a credit to income	(6,074)	(4,382)
Perimeter Changes	0	(37)
Write-off of impaired balances against recorded impairment allowance	(6,439)	(6,831)
Exchange differences and other	(808)	492
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	22,950	22,888
Impairment allowance at end of year	22,815	23,355
Impaired assets | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	14,429	14,271
Other assets | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	8,386	9,084
Individually calculated | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	2,964	2,858
Collectively calculated | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	€ 19,851	€ 20,497